Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 3	$ 3
Revenue recognized included in the beginning balance	(3)	(3)
Increase due to consideration received, net of revenue recognized	211	3
End of year	211	3
Current portion - End of year	$ 50	$ 3